Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule Of Accounts Receivable Abstract
Accounts receivable, gross	$ 2,770,243	$ 2,867,308
Less: allowance for doubtful accounts	(1,459,238)	(1,522,739)
Accounts receivable, net	$ 1,311,005	$ 1,344,569